BASIS FOR PREPARATION	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Basis For Preparation [Abstract]
BASIS FOR PREPARATION
NOTE 2 – BASIS FOR PREPARATION

The interim condensed consolidated financial information ("Interim Financial Information") of the Company has been prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’ ("IAS 34"), as issued by the International Accounting Standards Board ("IASB").

The Interim Financial Information has been prepared on the basis of the accounting policies adopted in the Company’s audited consolidated financial statements for the year ended December 31, 2020 ("Annual Financial Statements"), which were prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). This Interim Financial Information should be read in conjunction with the Annual Financial Statements and notes thereto issued on April 16, 2021 ("Annual Financial Statements"). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Standards. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company's financial position and performance since the last annual financial statements.

The Interim Financial Information is unaudited, does not constitute statutory accounts and does not contain all the information and footnotes required by accounting principles generally accepted under International Financial Reporting Standards for annual financial statements.

All significant judgements and estimates used by the Company remain unchanged from the Annual Financial Statements and all valuation techniques and unobservable inputs remain unchanged.